Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom Income Fund - Fidelity Freedom Income Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return 2013	4.56%
Annual Return 2014	3.86%
Annual Return 2015	(0.38%)
Annual Return 2016	5.16%
Annual Return 2017	8.21%
Annual Return 2018	(1.88%)
Annual Return 2019	10.73%
Annual Return 2020	8.93%
Annual Return 2021	3.11%
Annual Return 2022	(11.32%)